REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 783,279	$ 844,836	$ 1,198,301
(Decrease) increase in contract with customer, asset		(176)	1,806	$ (264)
Increase (decrease) in contract with customer liability		49,200	(60,700)
Revenue recognized		15,200	56,600
TotalEnergies | Affiliated entity
Disaggregation of Revenue [Line Items]
Refund liability		$ 22,566	$ 0
Minimum
Disaggregation of Revenue [Line Items]
Payment term		30 days
Maximum
Disaggregation of Revenue [Line Items]
Payment term		45 days

[1]	We have related-party transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).